PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT NET

Property and equipment, net consisted of the following as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Computer equipment	84,892	94,616	12,130
Office furniture and fittings	22,095	22,095	2,833
	106,987	116,711	14,963

Less: Accumulated depreciation	(64,390)	(84,751)	(10,865)
Property and equipment, net	42,597	31,960	4,098